BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details)			12 Months Ended
	Jan. 13, 2021 CNY (¥)	Jan. 13, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jan. 13, 2021 USD ($)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Capital contribution receivable due from non-controlling Interest			¥ 50,000,000	$ 7,742,510
Future Gas Station (Beijing) Technology, Ltd
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash	¥ 471,843				$ 73,065
Trade accounts receivable, net	(831,049)				(128,688)
Other receivables, net	144,285				22,343
Contract costs, net	75,250				11,652
Prepaid expenses	91,132				14,112
Property and equipment, net	118,130				18,292
Intercompany receivables	6,850,000				1,060,724
Intangible assets customer relationship	7,000,000				1,083,951
Goodwill	6,996,895				1,083,471
Trade accounts payable	(1,032,078)				(159,817)
Other payables	(1,273,182)				(197,152)
Other payable- related parties	(479,959)				(74,322)
Deferred revenue	(39,786)				(6,161)
Accrued payroll and employees' welfare	(1,629,519)				(252,331)
Taxes payable	(64,253)				(9,950)
Deferred tax liability	(1,050,000)				(162,592)
Total	17,009,807				$ 2,633,973
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 261,667
Fair value of previously held equity interest	30,530,000	4,727,577
Non-controlling interest	34,790,000	5,387,239
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,742,510)
Total	¥ 17,009,807	$ 2,633,973